Commitment and Contingencies	12 Months Ended
Dec. 31, 2015
Commitment and Contingencies:
Commitments and Contingencies Disclosure

NOTE 9 – Commitments and Contingencies

Operating Leases – The Company leases office and laboratory space under operating leases.  Expense relating to these operating leases was $49,637 for the year ended December 31, 2015.  The future minimum lease payments required under non-cancellable operating leases at December 31, 2015 was approximately $39,100.  All the future minimum lease payments are currently due during 2016.